Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report	12 Months Ended
Dec. 31, 2024
Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

Note 10 – Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On April 17, 2025, the Company received a letter (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that, for the last 30 consecutive business days, the Minimum Value of Listed Securities (MVLS) of the Company’s ordinary shares, $0.00001 par value per share, has been below the minimum of $50 million required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(A) (the “Minimum Market Value of Listed Securities Requirement”). The notice stated that the Company has been provided a compliance period of 180 calendar days from receipt of letters, or until October 14, 2025 (the “Compliance Period”) to regain compliance. In order to regain compliance, the MVLS of the Company’s securities must be at least $50 million for a minimum of ten consecutive business days. If the Company does not regain compliance within the 180-day period, the securities will be subject to delisting.

On April 30, 2025, Jichuan Yang resigned as chief financial officer of the Company, effective April 30, 2025. Mr. Yang’s resignation was due to personal reasons and was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.